DEBT - Bank Credit Facility (Details) - Bank Credit Facility - Line of Credit - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt
Unsecured, covenant-based bank credit facility	$ 800.0
Standby fees on undrawn portion of the facility as a percentage on drawn pricing (as a percent)	20.00%
Fees paid to extend the facility	$ 0.4	$ 0.5	$ 0.7
Minimum | Canada Bankers' Acceptances Rate
Debt
Basis points over bankers' acceptance rates (as a percent)	1.25%
Maximum | Canada Bankers' Acceptances Rate
Debt
Basis points over bankers' acceptance rates (as a percent)	3.15%